STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014			$ 2,757	$ 0	$ 0
Deemed dividend	$ 0	$ 2,977	0	2,977	2,899	$ 0
Conversion of Series A Preferred Stock, net of issuance costs			(400)	0	(46)	0
Balance	$ 2,357		2,357		2,757	0
September 2014 Private Placement [Member]
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014			$ 2,757	$ 4,235	4,235
Fair value of warrants on September 23,2014					(1,336)
Related issuance costs allocated					(96)
Net value allocated to Series A Preferred Stock					2,803
Calculated BCF value					(2,899)
Deemed dividend					2,899
Conversion of Series A Preferred Stock, net of issuance costs					(46)
Balance					$ 2,757	$ 4,235